Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of deposits [line items]
Total deposits	$ 886,005	$ 836,197
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	321,000	309,000
British pounds [member]
Disclosure of deposits [line items]
Total deposits	23,000	20,000
Euro [member]
Disclosure of deposits [line items]
Total deposits	45,000	38,000
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 31,000	$ 31,000